Accounting estimates and judgments	6 Months Ended
Jun. 30, 2025
Accounting Estimates and Judgments [Abstract]
Accounting estimates and judgments	Accounting estimates and judgments
The condensed consolidated interim financial statements have been prepared under the historical cost convention. In preparing these condensed consolidated interim financial statements, management made judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expenses. Actual results may differ from these estimates.